Selected Statements of Income Data	12 Months Ended
Mar. 31, 2017
Text Block [Abstract]
Selected Statements of Income Data

NOTE 18: — SELECTED STATEMENTS OF INCOME DATA

	Year ended March 31,
	2017	2016	2015
Sales by location of customers :
United States	$785,319	$865,224	$777,191
Canada	57,621	56,605	55,452
Israel	29,200	22,963	22,157
Other	7,247	5,959	8,144
	$879,387	$950,751	$862,944

Selling, marketing, general and administrative expenses:
Selling and marketing	$40,813	$43,574	$44,617
Advertising	10,468	15,504	8,370
General and administrative *	34,375	33,287	34,657
Settlements and loss contingencies	—	973	(4,200)
	$85,656	$93,338	$83,444
* Including provision for doubtful accounts	$218	$(5)	$16

Financial (income) expenses:
Interest and exchange differences on long-term liabilities	$131	$473	$928
Income in respect of deposits	(14,599)	(13,077)	(10,605)
Foreign currency transaction gains	(20,168)	(7,068)	(41,634)
	$(34,636)	$(19,672)	$(51,311)